Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Statement of compliance and Basis of presentation

Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board. The date the Board of Directors authorized the consolidated financial statements for issue is March 9 2022.

Basis of presentation

These consolidated financial statements are prepared in Canadian dollars (“CAD”), which is the Company’s functional and reporting currency and have been prepared mainly under the historical cost basis. Other measurement bases used are described in the applicable notes.

Use of estimates and judgements

Use of estimates and judgements

The preparation of the consolidated financial statements and application of IFRS often involve management’s judgement and the use of estimates and assumptions deemed to be reasonable at the time they are made. The Company reviews estimates and underlying assumptions on an ongoing basis. Revisions are recognized in the period in which estimates are revised and may impact future periods as well.

Other results may be derived with different judgements or using different assumptions or estimates and events may occur that could require a material adjustment.

The following are critical accounting policies subject to such judgements and the key sources of estimation uncertainty that the Company believes could have the most significant impact on the consolidated financial statements.

•Key sources of estimation uncertainty

i)

Accounts receivable – the Company monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual trade receivable balances will be paid. Credit risks for outstanding customer receivables are regularly assessed and allowances are recorded for estimated losses.

ii)

Share-based payments – the estimated fair value of stock options is determined using the Black-Scholes option pricing model. Inputs to the model are subject to various estimates related to volatility, interest rates, dividend yields and expected life of the stock options issued. Fair value inputs are subject to market factors, as well as internal estimates. In addition to the fair value calculation, the Company estimates the expected forfeiture rate with respect to equity-settled share-based payments based on historical experience.

(Expressed in Canadian dollars)

iii)

Goodwill – Impairment – the goodwill impairment test requires a calculation to determine the recoverable amount of goodwill. Management has determined the recoverable amount by determining the higher of fair value less costs of disposal of goodwill and value in use. Determining fair value and value in use requires the use of estimates and assumptions about factors that impact the valuation of goodwill. Such estimates and assumptions include the forecasted financial performance of the Company and market factors applied. Reasonable possible changes in key estimates and assumptions have the potential to cause the recoverable amount of goodwill to change.

•	Critical judgements in applying accounting policies
i)

Revenue and cost recognition – for revenue from sales of third-party services, management’s judgement is applied regarding the determination of whether the Company is a principal or agent to the transactions. In making this judgement, management places significant weight on the fact that the Company has the primary responsibility for providing access to the Company’s programmatic marketing platform, which is critical to the fulfillment of the customer deliverables.

ii)

Impairment tests for non-financial assets other than goodwill – judgement is applied in determining whether events or changes in circumstances during the period are indicators that a review for impairment should be conducted.

COVID-19

COVD-19

On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic which continued throughout 2021. While global economic conditions have improved in 2021 and many areas of the world experienced a respite in case counts delineating the first wave, the pandemic entered subsequent waves in 2021 following detection of new variants including the Delta and Omicron variants, with increased case outbreaks. In response, the Canadian federal and provincial governments as well as businesses mandated various measures, including: travel restrictions, restrictions on public gatherings and advisories, and the quarantine of people who may have been exposed to the virus. As the COVID-19 pandemic evolves, AcuityAds’s various offices continue to abide by the rules and regulations set by the national and local governments where those offices are located. Despite the COVID-19 pandemic and the Company’s changes to its work environment, AcuityAds continues to operate its business in the normal course. To date, none of the Company’s operations have closed down or otherwise been materially affected by the COVID-19 pandemic. Certain of the Company’s offices have been subject to government-mandated lockdowns for some periods of time. However, the Company’s staff has been able to perform their functions remotely without meaningful reductions in the Company’s ability to service its customers.

Based on the most recent trends, the Company does not expect the COVID-19 pandemic will have a material impact on its future revenues, as more consumers are consuming media digitally as they work from home, resulting in higher demand for digital advertising. The COVID-19 pandemic has not directly restricted the Company's growth plans as demand for the Company’s products and services is growing as the Company’s customers increase their digital advertising budgets. Although the Company doesn’t expect the COVID-19 pandemic will have material on its future revenues, the severity of the future impact of the COVID-19 pandemic on the Company’s business will depend on a number of factors, including but not limited to the duration and severity of the pandemic and the extent and severity of the impact on the Company’s customers, all of which are uncertain and cannot be predicted. COVID-19 could cause a sustained decline in the Company’s share price, or the occurrence of what management would deem to be a triggering event that could, under certain circumstances, cause the Company to perform a goodwill or intangible assets impairment test and result in an impairment charge being recorded for that period. In addition, there are certain specific client segments, most notably the travel and entertainment industries, that have been more affected by the COVID-19 pandemic than other businesses. COVID-19 has affected the amount of revenues that we earn from our clients in these industries, and the continuation of the pandemic does have an impact on our growth from these clients.

Basis of consolidation

Basis of consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Revenue

Revenue

Revenue is recognized based on the five-step model outlined in IFRS 15 – Revenue Recognition from Contracts with Customers. The Company generates revenue from the delivery of targeted digital media solutions, enabling advertisers to connect intelligently with their audiences across online display, video, social and mobile campaigns using its programmatic marketing platform. The Company offers its services on a fully-managed and a self-serve basis, which is recognized over time using the output method when the performance obligation is fulfilled. The performance obligation is satisfied over time as the volume of impressions (number of ads displayed, consumer clicks on ads, or consumer actions) are delivered up to the contractual maximum for fully-managed revenue and the delivery of media inventory for self-serve revenue.

Revenue arrangements are evidenced by a fully executed insertion order (“IO”). Generally, IOs specify the number and type of advertising impressions to be delivered over a specified time at an agreed upon price and performance objectives for an ad campaign. Performance objectives are generally a measure of targeting as defined by the parties in advance, such as number of ads displayed, consumer clicks on ads or consumer actions (which may include qualified leads, registrations, downloads, inquiries, or purchases). These payment models are commonly referred to as CPM (cost per thousand impressions), CPC (cost per click) and CPA (cost per action).

The Company determines collectability by performing ongoing credit evaluations and monitoring its customers’ accounts receivable balances. For new customers and their agents, which may be advertising agencies or other third parties, the Company performs a credit check with an independent credit agency and checks credit references to determine creditworthiness. The Company only recognizes revenue when collection is reasonably assured. If collection is not considered reasonably assured, revenue is recognized only once all amounts are collected. Revenue is recorded net of trade discounts and volume rebates. If it is probable that discounts will be granted and amounts can be measured reliably, then the discount is recognized as a reduction of revenue as the related sales are recognized.

In instances where the Company contracts with third party advertising agencies on behalf of their advertiser clients, a determination is made to recognize revenue on a gross or net basis based on an assessment of whether the Company is acting as the principal or an agent in the transaction. The Company is acting as the principal in these arrangements and therefore revenue earned, and costs incurred are recognized on a gross basis as the Company has control and is responsible for fulfilling the advertisement delivery, establishing the selling prices and the delivery of the advertisements for fully managed revenue, providing training and updates for the self-serve proprietary platform and performing all billing and collection activities.

(Expressed in Canadian dollars)

Amounts billed in excess of revenue recognized to date on an arrangement-by-arrangement basis are classified as deferred revenue, whereas revenue recognized in excess of amounts billed is classified as accrued receivables and included as part of accounts receivable.

Foreign currency transactions

Foreign currency transactions

•	Transactions and balances in foreign currencies

The Company’s functional and reporting currency is CAD. Transactions in foreign currencies are translated to the Company’s functional currency at exchange rates at the dates of transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary assets and liabilities and related depreciation are translated at historical exchange rates. Revenue and expenses other than depreciation are translated at the average rates of exchange for the period.

•	Subsidiaries with a functional currency other than CAD

The assets and liabilities of foreign subsidiaries are translated into CAD at the rate of exchange prevailing at the reporting date, and their income statements are translated at the average rates of exchange for the period.

Exchange rate adjustments arising on translation are recognized in other comprehensive income. On disposal of a foreign subsidiary, the component of other comprehensive income relating to that particular foreign operation is recognized in net income.

Financial instruments

Financial instruments

•	Non-derivative financial assets

The Company initially recognizes loans and receivables and deposits on the date they originate. All other financial assets are recognized initially on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Financial instruments are, for measurement purposes, grouped into categories. The classification depends on the purpose and is determined on initial recognition. The Company’s non-derivative financial assets comprise loans and receivables.

Cash and cash equivalents comprise cash balances and cash deposits with original maturities of three months or less.

Loans and receivables, which include cash, accounts receivable and investment tax credits receivable, are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses. Accounts receivable comprise trade receivables, net of allowance for doubtful accounts. The Company has adopted the use of an expected credit loss model rather than an incurred loss analysis when evaluating the allowance for doubtful accounts receivable (note 15).

(Expressed in Canadian dollars)

Income tax credit (“ITC”) receivables comprise refundable Canadian ITCs for qualifying research and development activities in Canada.

The Company’s non-derivative financial liabilities consist of accounts payable and accrued liabilities, revolving line of credit, term loans and amounts due to related parties.

Such financial liabilities are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition and measurement, these financial liabilities are measured at amortized cost using the effective interest method.

Property and equipment

Property and equipment

•	Recognition and measurement

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized in net income. The costs of the day-to-day servicing of property and equipment are recognized in net income as incurred.

•	Depreciation

Depreciation is calculated on the depreciable amount, which is the cost of an asset, or other amount substituted for cost, less its residual value. Depreciation is recognized on a straight-line basis over the estimated useful lives of the property and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative years are as follows:

Furniture and fixtures	5 years
Data centre equipment	4 years
Office computer equipment	3 years
Right of use assets	Range from 3-5 years

Depreciation methods, useful lives and residual values are reviewed at each year-end and adjusted if appropriate.

•	Research and development

Expenditures on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in net income as incurred.

(Expressed in Canadian dollars)

Expenditures on development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

Impairment

Impairment

•	Financial assets (including accounts receivable)

A financial asset is considered impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset that can be estimated reliably. Significant financial assets are tested for impairment on an individual basis. The remaining financial assets are assessed collectively based on the nature of the asset.

The Company assesses on a forward-looking basis the expected credit loss associated with its financial assets. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade and other receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized at the time of initial recognition of the receivables.

•	Non-financial assets

The carrying amounts of the Company’s non-financial assets (except goodwill) are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

Goodwill is not amortized but is reviewed for impairment at least annually and whenever events or circumstances indicate the carrying amount may be impaired. Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to the cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The Company’s cash-generating units generally represent either individual business units, or groups of business units that are all below the level of the Company’s operating segments. The ADman CGU (as defined below) has been incorporated together with the Company CGU into a single CGU, due to operational integration during the period.

The recoverable amount of an asset or group of assets (cash-generating unit) (“CGU”) is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that is largely independent of the cash inflows of other assets or CGUs.

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income. Impairment losses recognized in respect of CGUs are allocated to reduce the carrying amounts of the other assets in the unit (group of units) on a pro rata basis.

(Expressed in Canadian dollars)

Impairment losses recognized in prior periods, other than those recognized for impairment of goodwill, are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•

The contract involves the use of an identified asset – this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified

•	The Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use
•

The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used. In rare cases where the decision about how and for what purpose the asset is used is predetermined, the Company has the right to direct the use of the asset if either:

o	The Company has the right to operate the asset; or
o	The Company designed the asset in a way that predetermines how and for what purpose it will be used.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone price.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease.

Lease payments included in the measurement of the lease liability comprise the following:

•	Fixed payments, including in-substance fixed payments
•

The exercise price under a purchase option that the Company is reasonably certain to exercise, lease payments in an optional renewal period if the Company is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Company is reasonably certain not to terminate early

(Expressed in Canadian dollars)

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in the rate or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company presents right-of-use assets in “property, plant and equipment” and lease liabilities in “long-term debt” in the consolidated balance sheets.

Nature of leased assets

Nature of leased assets

The Company leases various offices and equipment. Contracts are typically made for fixed periods of one to five years but may have extension options as described below. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets may not be used as security for borrowing purposes.

Extension and termination options

Extension and termination options

Some office leases include an option to renew the lease for an additional period after the non-cancellable contract period. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. Extension options are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. The Company reassesses its portfolio of leases to determine whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The Company considers all facts and circumstances when making this decision. The Company examines whether there is an economic incentive or penalty that would affect the decision to exercise the option, for example, whether the lease option is below market value or whether the Company has made significant investments in leasehold improvements. Where it is not reasonably certain that the lease will be extended or terminated, the Company will not recognize these options.

Share-based payments

Share-based payments

Share-based payment arrangements in which the Company receives goods or services as consideration for its own equity instruments are accounted for as equity-settled share-based payment transactions.

The grant date fair value of share-based payment awards such as performance share units (“PSUs”), restricted share units (“RSUs") and stock options granted to employees is recognized as a compensation cost, with a corresponding increase in contributed surplus, over the vesting period of the award. The amount recognized is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that vest. Upon exercising the options, the fair value of the options exercised that has been expensed to contributed surplus is reclassified to common shares and reflected in the consolidated statements of changes in shareholders’ equity.

As part of the Company’s long-term incentives, the Company from time-to-time issues deferred share units (“DSUs”) under its long-term incentive plans. DSU awards are settled with the issuance of common shares. The compensation expense for DSUs is based on the fair value at the time the award is granted. The expense is recognized as a component of share-based compensation expense with a corresponding increase to contributed surplus within shareholders’ equity. Upon redemption, the fair value of the award is reclassified from contributed surplus to share capital.

Provisions

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. The timing or amount of the outflow may still be uncertain. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as a finance cost.

Finance costs

Finance costs

Finance costs comprise interest expense on the revolving line of credit, leases, and term loans. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in net income using the effective interest method.

Income taxes

Income taxes

Income tax expense for the year comprises current and deferred income taxes. Current taxes and deferred taxes are recognized in the consolidated statements of comprehensive income, except to the extent that they relate to items recognized in other comprehensive income (“OCI”) or directly in equity. In these cases, the taxes are also recognized in OCI or directly in equity, respectively.

The Company uses the asset and liability method of accounting for deferred income taxes. Under this method, the Company recognizes deferred income tax assets and liabilities for future income tax consequences attributable to temporary differences between the financial statement carrying amounts of assets and liabilities and their respective income tax bases, and on unused tax losses and tax credit carry-forwards. The Company measures deferred income taxes using tax rates and laws that have been enacted or substantively enacted at the reporting date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. The Company recognizes deferred income tax assets only to the extent that it is probable that future taxable income will be available against which the deductible temporary differences as well as unused tax losses and tax credit carry-forwards can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The Company recognizes the effect of a change in income tax rates in the year of enactment or substantive enactment.

Deferred income taxes are not recognized if they arise from the initial recognition of goodwill, nor are they recognized on temporary differences arising from the initial recognition of an asset or liability in a transaction that is not a business combination and that affects neither accounting nor taxable income (loss). Deferred income taxes are also not recognized on temporary differences relating to investments in subsidiaries to the extent that it is probable that the temporary differences will not reverse in the foreseeable future.

The Company records current income tax expense or recovery based on income earned or loss incurred for the year in each tax jurisdiction where it operates, and for any adjustment to taxes payable in respect of previous years, using tax laws that are enacted or substantively enacted at the consolidated statements of financial position dates.

(Expressed in Canadian dollars)

In the ordinary course of business, there are many transactions for which the ultimate tax outcome is uncertain. The final tax outcome of these matters may be different from the estimates originally made by management in determining the Company’s income tax provisions. Management periodically evaluates the positions taken in the Company’s tax returns with respect to situations in which applicable tax rules are subject to interpretation. The Company establishes provisions related to tax uncertainties where appropriate based on its best estimate of the amount that will ultimately be paid to or received from tax authorities.

Investment tax credits

Investment tax credits

The Company is entitled to certain refundable ITCs for qualifying research and development activities performed. The ITCs are accounted for as a reduction of the related expenditures for items expensed in the consolidated statements of comprehensive income, being primarily as part of employee compensation and benefits, or as a reduction of the related asset’s cost for items capitalized in the consolidated statements of financial position when the amount is reliably estimable, and realization is reasonably assured.

Government assistance

Government assistance

Government grants and subsidies are recognized at fair value when there is reasonable assurance that they will be received, and the Company will comply with the conditions associated with the grants. To the extent that government grants are earned under the conditions of the grant prior to receipt of funds, the Company records a government grants receivable. Government grants related to operating expenses are reflected as a reduction of such expenses in the year when they are incurred (note 12).

Net income per share

Net income per share

Basic income per share is calculated by dividing the net income for the period by the weighted average number of common shares outstanding during the period. Diluted income per share is calculated by dividing the net income for the period by the sum of the weighted average number of common shares outstanding and the dilutive common share equivalents outstanding during the period. Common share equivalents consist of the shares issuable upon exercise of stock options and shares issuable upon exercise of common share unit options calculated using the treasury stock method. Common share equivalents are not included in the calculation of the weighted average number of shares outstanding for diluted net income per share when the effect would be anti-dilutive.

Media costs	Media costs Media costs are considered the Company’s cost of goods sold. The costs include the publishing and real time bidding costs to secure advertising space.
Intangible assets

Intangible assets

The useful life of an intangible asset is either finite or indefinite. Intangible assets are initially measured at fair value. Following the initial recognition, intangible assets are carried at the initial fair value less accumulated amortization and impairment losses, if any. Acquired intangible assets are recognized as intangible assets with finite lives. Amortization of customer relationships and technology is based on the estimated useful lives of these assets and is recognized on a straight-line basis over three years. Amortization for the tradename is recognized on a straight-line basis over four years. Intangible assets with finite lives are amortized over their useful economic lives and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

Change in accounting policies

Change in accounting policies

For the year ended December 31, 2021 the Company has not adopted any new accounting policies.

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2021, reporting periods and have not been early adopted by the Company. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.